SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds	$ 169,050,000	$ 0
Class A ordinary shares issuance costs	(129,039)	0
Class A ordinary shares subject to possible redemption	$ 175,087,500	175,087,500
Initial Public Offering [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds		175,087,500
Accretion of carrying value to redemption value		25,026,991
Class A ordinary shares subject to possible redemption		175,087,500
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Class A ordinary shares issuance costs		(9,243,241)
Initial Public Offering [Member] | Public Warrants [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Proceeds allocated to Warrants		(13,196,250)
Initial Public Offering [Member] | Private Warrant [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Proceeds allocated to Warrants		$ (2,587,500)